Derivative Instruments (Details) (Interest Rate Cap, Nondesignated, USD $)	12 Months Ended
	Jan. 28, 2012	Feb. 01, 2014
Derivative Instruments
Gain (Loss) due to change in fair value	$ (5,000,000)
Senior secured term loan
Derivative Instruments
Variable interest rate basic		three-month LIBOR
Notional value		$ 2,000,000,000
Senior secured term loan | Maximum
Derivative Instruments
Fixed interest rate (as a percent)		7.00%